Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Washington Mutual Investors Fund
Entity Central Index Key	0000104865
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Washington Mutual Investors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class A
Trading Symbol	AWSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the l
as
t six months?
(based
on
a hypo
th
etica
l $1
0,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.55% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recomm endation of th
e audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class C
Trading Symbol	WSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetica
l $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.31% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percen t of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the f und
’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any dis agr
eements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class T
Trading Symbol	TWMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.31% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statist ic s
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfoli o hol dings by sector (p ercent of n et a ssets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the in
dependent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-1
Trading Symbol	WSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.62% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (p erc ent of net a sset s)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-2
Trading Symbol	WMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.37% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of n et assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as the fund’s ind
e
pendent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-3
Trading Symbol	FWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net as se ts)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-A
Trading Symbol	CWMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.59% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of ne t assets )
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-C
Trading Symbol	CWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.36% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a sse ts)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-E
Trading Symbol	CWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.84% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asse ts)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-T
Trading Symbol	TMWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.35% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (per cen t of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-1
Trading Symbol	CWMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.43% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-2
Trading Symbol	FWMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.35% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-3
Trading Symbol	FWWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.31% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-1
Trading Symbol	RWMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.35% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2
Trading Symbol	RWMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 73	1.35% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2E
Trading Symbol	RWEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.06% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-3
Trading Symbol	RWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.91% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-4
Trading Symbol	RWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.61% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5E
Trading Symbol	RWMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.41% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5
Trading Symbol	RWMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.31% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-6
Trading Symbol	RWMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 207,289,000,000
Holdings Count | Holding	188
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 207,289
Total number of portfolio holdings	188
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.